Operating expenses (Parenthetical) (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated and separate financial statements [line items]
Operating expenses		£ 15,456	£ 16,338	£ 18,536
Depreciation of property, plant and equipment		446	492	475
Amortisation of intangible assets		715	670	570
Goodwill impairment		0	0	102
Barclays Bank PLC [member]
Consolidated and separate financial statements [line items]
Increase (decrease) in selling, general and administrative expense		847
Increase (decrease) in employee benefits expense			(1,063)
Operating expenses	[1]	15,689	16,348	18,536
Depreciation of property, plant and equipment		303	482	475
Amortisation of intangible assets		478	661	570
Goodwill impairment		0	0	102
Administration and other expenses		£ 14,908	£ 15,205	£ 17,389

[1]

Total operating expenses of £ 15,689 m (2016: £ 16,348 m; 2015: £ 18,536 m) include depreciati on of property, plant and equipment of £ 303 m (2016: £ 482 m; 2015: £ 475 m), amortisation of intangible assets of £ 478 m (2016: £ 661 m; 2015: £ 570 m),goodwill impairment nil( 2016 : nil; 2015 : £ 102 m) and administration and other expenses of £ 14,908 m (2016 £ 15,20 5 m; 2015: £ 17,389 m).